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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton Schutz             Rochester, NY  14618    May 15, 2009
   -------------------------------    --------------------   -------------
           [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 85
                                        --------------------

Form 13F Information Table Value Total: $127,164
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-02744                    Burnham Asset Management Corp.
    ------        -----------------        ---------------------------------

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
            ITEM 1              ITEM 2        ITEM 3    ITEM 4          ITEM 5       ITEM 6 ITEM 7           ITEM 8
  --------------------------    ------        ------    ------  -------------------  ------ ------ ------------------------
                               TITLE OF                 VALUE    SH/PRN  SH/  PUT/  INVSTMT OTHER      VOTING AUTHORITY
       ISSUER                   CLASS         CUSIP     (x100    AMOUNT  PRN  CALL  DISCRTN MGRS    SOLE    SHARED    NONE
ASSURED GUARANTY LTD              COM       G0585R106        68   10,000 SH          sole          10,000      0        0
ASSURED GUARANTY LTD              COM       G0585R106       609   90,000 SH          other   01    90,000      0        0
CRM HOLDINGS LTD                  COM       G2554P103       279  429,299 SH          sole          429,299     0        0
CRM HOLDINGS LTD                  COM       G2554P103       469  732,431 SH          other   01    732,431     0        0
INVESCO LTD                       SHS       G491BT108     1,256   90,600 SH          other   01    90,600      0        0
LAZARD LTD                       SHS A      G54050102     3,528  120,000 SH          other   01    120,000     0        0
PARTNER RE LTD                    COM       G6852T105       242   3,900  SH          sole           3,900      0        0
ALLIANCE FINANCIAL CORP NY        COM       019205103     2,366  131,891 SH          sole          131,891     0        0
ALLIANCE FINANCIAL CORP NY        COM       019205103     6,499  272,317 SH          other   01    272,317     0        0
AMERIPRISE FINANCIAL INC          COM       03076C106       205   10,000 SH          sole          10,000      0        0
AMERIPRISE FINANCIAL INC          COM       03076C106     2,049  100,000 SH          other   01    100,000     0        0
ANNALY CAP MGMT INC               COM       035710409     2,427  175,000 SH          other   01    175,000     0        0
ANWORTH MORTGAGE ASSET CP         COM       037347101       750  122,374 SH          sole          122,374     0        0
ANWORTH MORTGAGE ASSET CP         COM       037347101     2,250  367,125 SH          other   01    367,125     0        0
AON CORP                          COM       037389103     1,837   45,000 SH          other   01    45,000      0        0
ASSURANT INC                      COM       04621X108       327   15,000 SH          sole          15,000      0        0
ASSURANT INC                      COM       04621X108     1,742   80,000 SH          other   01    80,000      0        0
BANCORP RHODE ISLAND INC          COM       059690107     1,357   75,071 SH          sole          75,071      0        0
BANCORP RHODE ISLAND INC          COM       059690107     3,902  215,940 SH          other   01    215,940     0        0
BANK OF AMERICA CORP              COM       060505104       402   58,987 SH          sole          58,987      0        0
BANK OF AMERICA CORP              COM       060505104     3,167  464,398 SH          other   01    464,398     0        0
BANK OF NEW YORK MELLON CORP      COM       064058100       353   12,500 SH          sole          12,500      0        0
BANK OF NEW YORK MELLON CORP      COM       064058100     3,461  122,500 SH          other   01    122,500     0        0
BEACON FED BANCORP INC            COM       073582108       871  107,849 SH          sole          107,849     0        0
BEACON FED BANCORP INC            COM       073582108     2,216  273,549 SH          other   01    273,549     0        0
CIT GROUP INC                     COM       125581108       285  100,000 SH          sole          100,000     0        0
CIT GROUP INC                     COM       125581108       641  225,000 SH          other   01    225,000     0        0
CAPITAL ONE FINL CORP             COM       14040H105       153   12,500 SH          sole          12,500      0        0
CAPITAL ONE FINL CORP             COM       14040H105       459   37,500 SH          other   01    37,500      0        0
CHICOPEE BANCORP                  COM       168565109     1,160   97,503 SH          sole          97,503      0        0
CHICOPEE BANCORP                  COM       168565109     2,495  209,684 SH          other   01    209,684     0        0
CHIMERA INVTMNT CORP              COM       16934Q109       840  250,000 SH          sole          250,000     0        0
CHIMERA INVTMNT CORP              COM       16934Q109     1,680  500,000 SH          other   01    500,000     0        0
CITIGROUP INC                     COM       172967101       557  220,000 SH          other   01    220,000     0        0
CITIZENS SOUTH BKG CP DEL         COM       176682102     1,662  327,226 SH          sole          327,226     0        0
CITIZENS SOUTH BKG CP DEL         COM       176682102     1,942  370,601 SH          other   01    370,601     0        0
COMERICA INC                      COM       200340107       229   12,500 SH          sole          12,500      0        0
COMERICA INC                      COM       200340107     1,968  107,500 SH          other   01    107,500     0        0
CONNECTICUT BK&T CO HART          COM       207546102       344  103,230 SH          sole          103,230     0        0
CONNECTICUT BK&T CO HART          COM       207546102       438  131,074 SH          other   01    131,074     0        0
FIFTH THIRD BANCORP               COM       316773100     1,460  500,000 SH          other   01    500,000     0        0
FIRST HORIZON NATIONAL CORP       COM       320517105       277   25,833 SH          sole          25,833      0        0
FIRST HORIZON NATIONAL CORP       COM       320517105     1,965  182,996 SH          other   01    182,996     0        0

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
GUARANTY BANCORP DEL              COM       40075T102       734  419,211 SH          other   01    419,211     0        0
HARLEYSVILLE NATL CORP PA         COM       412850109       242   40,000 SH          sole          40,000      0        0
HARLEYSVILLE NATL CORP PA         COM       412850109       606  100,000 SH          other   01    100,000     0        0
HUDSON CITY BANCORP               COM       443683107       585   50,000 SH          sole          50,000      0        0
HUDSON CITY BANCORP               COM       443683107     1,754  150,000 SH          other   01    150,000     0        0
INVESTORS BANCORP                 COM       46146P102       858   77,700 SH          sole          77,700      0        0
INVESTORS BANCORP                 COM       46146P102     2,223  262,500 SH          other   01    262,500     0        0
JP MORGAN CHASE & CO              COM       46625H100     5,981  225,000 SH          other   01    225,000     0        0
JANUS CAPITAL GROUP INC           COM       47102X105     1,164  175,000 SH          other   01    175,000     0        0
LINCOLN NATIONAL CORP             COM       534187109       335   50,000 SH          other   01    50,000      0        0
MFA FINANCIAL INC                 COM       55272X102     2,058  350,000 SH          other   01    350,000     0        0
MET LIFE INC                      COM       59156R108     3,643  160,000 SH          other   01    160,000     0        0
MORGAN STANLEY                    COM       617446448     3,416  150,000 SH          other   01    150,000     0        0
PNC FINL SVCS GROUP INC           COM       693475105       366   12,500 SH          sole          12,500      0        0
PNC FINL SVCS GROUP INC           COM       693475105     1,328   45,340 SH          other   01    45,340      0        0
PACWEST BANCORP DEL               COM       695263103       449   31,300 SH          other   01    31,300      0        0
PARKVALE FINL CORP                COM       701492100       187   17,024 SH          other   01    17,024      0        0
PEOPLES UNITED FINL CORP          COM       712704105     1,348   75,000 SH          sole          75,000      0        0
PEOPLES UNITED FINL CORP          COM       712704105     5,661  315,000 SH          other   01    315,000     0        0
PORTER BANCORP INC                COM       736233107       553   48,850 SH          sole          48,850      0        0
PORTER BANCORP INC                COM       736233107     2,014  176,674 SH          other   01    176,674     0        0
PROSPECT CAPITAL CORP             COM       74348T102     1,022  120,000 SH          sole          120,000     0        0
PROSPECT CAPITAL CORP             COM       74348T102     2,215  260,000 SH          other   01    260,000     0        0
PRUDENTIAL FINL INC               COM       744320102       476   25,000 SH          other   01    25,000      0        0
REGIONS FINANCIAL CORP            COM       7591EP100       320   75,000 SH          other   01    75,000      0        0
REDWOOD TRUST                     COM       758075402     1,326   86,400 SH          sole          86,400      0        0
REDWOOD TRUST                     COM       758075402     3,968  258,500 SH          other   01    258,500     0        0
ROME BANCORP INC                  COM       77587P103     1,554  192,613 SH          sole          192,613     0        0
ROME BANCORP INC                  COM       77587P103       271   33,500 SH          other   01    33,500      0        0
SCHWAB CHARLES CORP               COM       808513105     1,163   75,000 SH          other   01    75,000      0        0
SOUTH FINANCIAL GROUP             COM       837841105       275  250,000 SH          other   01    250,000     0        0
STATE STREET CORP                 COM       857477103       154   5,000  SH          sole          5,000       0        0
STATE STREET CORP                 COM       857477103     1,693   55,000 SH          other   01    55,000      0        0
STERLING BANCORP                  COM       859158107       990  100,000 SH          other   01    100,000     0        0
SUNTRUST BKS INC                  COM       867914103       411   35,000 SH          sole          35,000      0        0
SUNTRUST BKS INC                  COM       867914103     1,585  135,000 SH          other   01    135,000     0        0
SYNOVUS FINL CORP                 COM       87161C105       569  175,000 SH          other   01    175,000     0        0
TFS FINANCIAL CORP                COM       87240R107       605   45,901 SH          sole          45,901      0        0
TFS FINANCIAL CORP                COM       87240R107     8,230  678,501 SH          other   01    678,501     0        0
TRAVELERS COMPANIES INC           COM       89417E109     1,626   40,000 SH          other   01    40,000      0        0
WEBSTER  FINL CORP CONN           COM       947890109       372   87,500 SH          sole          87,500      0        0
WEBSTER  FINL CORP CONN           COM       947890109     1,647  387,500 SH          other   01    387,500     0        0